PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Less: accumulated depreciation	$ (205,744)	$ (138,026)
Property and equipment, net	307,928	270,814
Building [Member]
Property and equipment, gross	170,580	173,388
Vehicles [Member]
Property and equipment, gross	186,102	189,167
Machine [Member]
Property and equipment, gross	6,167	6,268
Furniture [Member]
Property and equipment, gross	43,127	12,123
Leasehold improvement [Member]
Property and equipment, gross	$ 107,696	$ 27,894